TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE	12 Months Ended
Dec. 31, 2025
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE
9. TAXES, CHARGES AND CONTRIBUTIONS RECOVERABLE

	12.31.2025	12.31.2024
State VAT (ICMS)(1)	2,321,798	1,980,977
PIS and COFINS	558,973	517,616
Withholding taxes and contributions(2)	334,941	326,802
Other taxes	90,806	87,043
Total	3,306,518	2,912,438

Current	2,687,600	2,306,093
Non-current	618,918	606,345

(1)Includes ICMS credits from the acquisition of property and equipment (available to offset in 48 months); requests for refund of ICMS paid on invoices that were subsequently cancelled; for the rendering of services; tax substitution; and tax rate difference; among others. Non-current consolidated amounts include credits arising from the acquisition of property and equipment of R$568,579 and R$563,895 on December 31, 2025 and 2024 , respectively.
(2)Withholding income tax ("IRRF") credits on short-term investments, interest on equity and others, which are used as deduction in operations for the period and social contribution tax withheld at source on services provided to public agencies.